CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions	Sep. 30, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500	2,500
Ordinary shares, issued	941	937
Treasury, shares	(56)	(40)